NUVEEN GLOBAL REAL ESTATE SECURITIES FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE PROSPECTUS DATED APRIL 10, 2018

Effective January 2, 2019, Benjamin T. Kerl will be added as a portfolio manager for Nuveen Global Real Estate Securities Fund (the “Fund”). Jay L. Rosenberg and Scott C. Sedlak will continue to serve as portfolio managers for the Fund.

Benjamin T. Kerl entered the financial services industry in 2012 when he joined Nuveen Asset Management, LLC as Assistant Vice President and Research Analyst. He was named Vice President and Research Analyst in February 2015 and Senior Vice President and Senior Research Analyst in April 2017.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-GREP-1218P

NUVEEN GLOBAL REAL ESTATE SECURITIES FUND

SUPPLEMENT DATED DECEMBER 14, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 10, 2018

Effective January 2, 2019, Benjamin T. Kerl will be added as a portfolio manager for Nuveen Global Real Estate Securities Fund (the “Fund”). Jay L. Rosenberg and Scott C. Sedlak will continue to serve as portfolio managers for the Fund.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-GRESAI-1218P